Long-Term Investments - Schedule of Changes in Group Long Term Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Long-Term Investments [Abstract]
Beginning balance	$ 186,322	$ 172,576
Investments made			$ 87,851
Share of income from equity method investments	(125,546)	8,873	28,747
Exchange difference	12,034	4,873	(3,282)
Ending balance	$ 72,810	$ 186,322	$ 172,576